SUPPLEMENT DATED MAY 1, 2024 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019

New York Life Complete Access Variable Annuity	New York Life Complete Access Variable Annuity II
New York Life Income Plus Variable Annuity	New York Life Income Plus Variable Annuity II

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Elite Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-III	NYLIAC Variable Annuity Separate Account-IV

This supplement amends the most recent prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity contracts referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your contract. This supplement is not valid unless it is read in conjunction with the Prospectus for your contract. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The following change will take effect on May 1, 2024:

ADDITION OF NEW AVAILABLE INVESTMENT DIVISIONS

The following Portfolios will be available as Investment Divisions under the Contracts:

●	American Funds IS Capital World Bond Fund®—Class 4

●	American Funds IS U.S. Government Securities Fund®—Class 4

●	Fidelity® VIP Extended Market Index Portfolio—Service Class 2

●	PIMCO VIT Short-Term Portfolio—Advisor Class

●	Principal VC Real Estate Securities Account—Class 2

●	Putnam VT International Value Fund—Class IB

●	Voya Growth and Income Portfolio—Class S

The following should be added to the table listing the Eligible Portfolios of the relevant Funds and their investment advisers:

Fund	Investment Advisers	Eligible Portfolios

American Funds Insurance Series®	Capital Research and Management CompanySM (“CRMC”)	American Funds IS Capital World Bond Fund®—Class 4

American Funds Insurance Series®	CRMC	American Funds IS U.S. Government Securities Fund®—Class 4

Fidelity® Variable Insurance Products Fund	Fidelity Management & Research Company LLC (FMR)	Fidelity® VIP Extended Market Index Portfolio—Service Class 2
Subadviser: Geode Capital Management, LLC

PIMCO Variable Insurance Trust	PIMCO	PIMCO VIT Short-Term Portfolio—Advisor Class

Principal Variable Contracts Funds, Inc.	Principal Global Investors, LLC	Principal VC Real Estate Securities Account—Class 2
Subadviser: Principal Real Estate Investors, LLC

Putnam Variable Trust	Putnam Investment Management, LLC	Putnam VT International Value Fund—Class IB
Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC

Voya Variable Products Funds	Voya Investments, LLC	Voya Growth and Income Portfolio—Class S
Subadviser: Voya Investment Management Co. LLC

FUNDS AVAILABLE WITH THE GUARANTEED FUTURE INCOME BENEFIT RIDER

For New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II Policies with the Guaranteed Future Income Benefit Rider, add the following Portfolios to Category A Funds, Category B Funds and Category C Funds in the relevant Appendix listing the “Investment Division Restrictions” for your Rider:

Category A Funds:	American Funds IS Capital World Bond Fund® American Funds IS U.S. Government Securities Fund® PIMCO VIT Short-Term Portfolio
Category B Funds:	Voya Growth and Income Portfolio
Category C Funds:	Fidelity® VIP Extended Market Index Portfolio Principal VC Real Estate Securities Account Putnam VT International Value Fund

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010